Employee-related expenditure - Analysis of employee costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee-related expenditure
Labour	R 35,579	R 33,655	R 32,141
Salaries, wages and other employee-related expenditure	33,255	31,415	30,068
Post-retirement benefits	2,324	2,240	2,073
Share-based payment expenses	986	1,033	1,139
equity-settled	986	1,033	1,164
cash-settled			(25)
Total employee-related expenditure	36,565	34,688	33,280
Costs capitalised to projects	(1,100)	(1,144)	(825)
Total employee benefits expense	R 35,465	R 33,544	R 32,455